Exceptional Items - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of Exceptional Items [line items]
Exceptional restructuring charges	$ (50)	$ (51)	[1]
Business and asset disposal	(38)	6	[1]
NET finance (cost) income	(703)	176
Decrease of income taxes	51	69
AB InBev Efes related costs		(47)	[1]
Non-controlling interest on the exceptional items	9	(3)
Exceptional Legal Costs	$ (19)		[1]
Impairment on investment		$ (1,143)

[1]	As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in the exceptional net finance income/(cost). The 2022 presentation was amended to conform to the 2023 presentation.